Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 107,127	kr 74,877
Additional provisions, including increases to existing provisions	321,960	288,801
Additional provisions from acquisition of businesses (note 5.3)	1,084	0
Amount used during the year	(300,218)	(251,246)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,723)	(3,023)
Effect of exchange rate adjustment	5,854	(2,282)
At the end of the year	129,084	107,127	kr 74,877
Non-current liabilities	8,755	6,649
Current liabilities	120,329	100,478
Provision for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	99,878	69,499	50,822
Additional provisions, including increases to existing provisions	318,812	285,266	206,354
Additional provisions from acquisition of businesses (note 5.3)	0
Amount used during the year	(299,334)	(250,316)	(189,580)
Adjustments regarding prior years, including unused amounts reversed during the year	(6,452)
Effect of exchange rate adjustment	5,612	(2,207)	3,044
At the end of the year	118,516	99,878	kr 69,499
Non-current liabilities	548
Current liabilities	117,968
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	3,786
Additional provisions, including increases to existing provisions	202
Additional provisions from acquisition of businesses (note 5.3)	0
Amount used during the year	0
Adjustments regarding prior years, including unused amounts reversed during the year	(31)
Effect of exchange rate adjustment	222
At the end of the year	4,179	3,786
Non-current liabilities	4,154
Current liabilities	25
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,532
Additional provisions, including increases to existing provisions	2,148
Additional provisions from acquisition of businesses (note 5.3)	0
Amount used during the year	(693)
Adjustments regarding prior years, including unused amounts reversed during the year	80
Effect of exchange rate adjustment	27
At the end of the year	3,094	1,532
Non-current liabilities	908
Current liabilities	2,186
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,931
Additional provisions, including increases to existing provisions	798
Additional provisions from acquisition of businesses (note 5.3)	1,084
Amount used during the year	(191)
Adjustments regarding prior years, including unused amounts reversed during the year	(320)
Effect of exchange rate adjustment	(7)
At the end of the year	3,295	kr 1,931
Non-current liabilities	3,145
Current liabilities	kr 150